Average Annual Total Returns - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2023
Fidelity Advisor Total International Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.72%)
Past 5 years	2.28%
Past 10 years	4.48%
Fidelity Advisor Total International Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.33%)
Past 5 years	2.08%
Past 10 years	4.49%
Fidelity Advisor Total International Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(17.02%)
Past 5 years	3.33%
Past 10 years	5.39%
Fidelity Advisor Total International Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(22.05%)
Past 5 years	1.84%
Past 10 years	4.49%
Fidelity Advisor Total International Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.09%)
Past 5 years	1.36%
Past 10 years	4.04%
Fidelity Advisor Total International Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.81%)
Past 5 years	1.62%
Past 10 years	3.70%
Fidelity Advisor Total International Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.94%)
Past 5 years	3.48%
Since Inception	6.94%	[1]
MS112
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%

[1]	AFrom February 1, 2017.